Fair Value Measurements (Fair Value Measurements by Level of Valuation Inputs) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	$ 141,953	$ 153,824
Impaired loans	3,648	8,259
Other real estate owned	744	355
Measured at Fair Value on a Recurring Basis [Member] | Obligations of U.S. Government Agencies and Corporations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	23,266	34,214
Measured at Fair Value on a Recurring Basis [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	18,181	24,981
Measured at Fair Value on a Recurring Basis [Member] | Mortgage-Backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	100,506	93,510
Measured at Fair Value on a Recurring Basis [Member] | Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale		1,119
Measured at Fair Value on a Recurring Basis [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale		1,119
Measured at Fair Value on a Recurring Basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Obligations of U.S. Government Agencies and Corporations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	23,266	34,214
Measured at Fair Value on a Recurring Basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	18,181	24,981
Measured at Fair Value on a Recurring Basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Mortgage-Backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	100,506	93,510
Measured at Fair Value on a Non-Recurring Basis [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	1,104	1,574
Other real estate owned	149	27
Mortgage servicing rights	200	225
Measured at Fair Value on a Non-Recurring Basis [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	1,104	1,574
Other real estate owned	149	27
Mortgage servicing rights	$ 200	$ 225